Implementation of IFRS 16 (Details) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Lease liabilities	£ 1,813	£ 97
Right-of-use assets	£ 1,716
UK
Disclosure of initial application of standards or interpretations [line items]
Weighted average lessee's incremental borrowing rate	2.43%
US
Disclosure of initial application of standards or interpretations [line items]
Weighted average lessee's incremental borrowing rate	5.10%